Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000041880 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Class Name	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Trading Symbol	PDN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	$55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns following initial tariff concerns and a more accommodative stance from central banks. The Fund outperformed the MSCI EAFE® Index due primarily to security selection within the industrials, health care, and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Developed ex US 1500 Index (the "Index"), and prior to March 24, 2025, the FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 29.76%, differed from the return of the Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended October 31, 2025), 30.28%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | Doosan Co. Ltd., an industrials company, and Hanwha Aerospace Co. Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  Utilities sector, followed by the consumer staples sector.
Positions | Algoma Steel Group, Inc., a materials company, and Fugro N.V., an industrials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF — NAV Return	29.76%	10.48%	7.30%
Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark	30.28%	10.92%	7.67%
RAFI™ Fundamental Select Developed ex US 1500 Index	N/A	N/A	N/A
FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net)	29.05%	10.71%	7.57%
MSCI World ex USA IMI Index	23.90%	12.31%	7.72%
MSCI EAFE® Small Cap Index (Net)	24.50%	9.06%	7.20%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 364,376,435
Holdings Count | Holding	1,836
Advisory Fees Paid, Amount	$ 1,791,795
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$364,376,435
Total number of portfolio holdings	1,836
Total advisory fees paid	$1,791,795
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Doosan Co. Ltd.	0.44%
Hanwha Aerospace Co. Ltd.	0.27%
Sumitomo Pharma Co. Ltd.	0.24%
Korea Investment Holdings Co. Ltd.	0.24%
IAMGOLD Corp.	0.22%
Kinden Corp.	0.22%
SSR Mining, Inc.	0.21%
Cameco Corp.	0.20%
Eldorado Gold Corp.	0.19%
NHK Spring Co. Ltd.	0.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Doosan Co. Ltd.	0.44%
Hanwha Aerospace Co. Ltd.	0.27%
Sumitomo Pharma Co. Ltd.	0.24%
Korea Investment Holdings Co. Ltd.	0.24%
IAMGOLD Corp.	0.22%
Kinden Corp.	0.22%
SSR Mining, Inc.	0.21%
Cameco Corp.	0.20%
Eldorado Gold Corp.	0.19%
NHK Spring Co. Ltd.	0.19%
* Excluding money market fund holdings, if any.

C000041881 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Developed Markets ex-U.S. ETF
Class Name	Invesco RAFI Developed Markets ex-U.S. ETF
Trading Symbol	PXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. ETF, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI Developed Markets ex-U.S. ETF	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns following initial tariff concerns and a more accommodative stance from central banks. The Fund outperformed the MSCI EAFE® Index due primarily to security selection within the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Developed ex US 1000 Index (the "Index"), and prior to March 24, 2025, the FTSE RAFITM Developed ex U.S. 1000 Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 30.61%, differed from the return of the Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and the Index for the remainder of the fiscal year ended October 31, 2025), 31.60%, primarily due to fees and expenses incurred by the Fund during the period, as well as negative differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Samsung Electronics Co. Ltd., an information technology company, and Banco Santander S.A., a financials company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the health care sector.
Positions | Novo Nordisk A/S, Class B, a health care company, and Stellantis N.V., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI Developed Markets ex-U.S. ETF — NAV Return	30.61%	16.95%	8.59%
Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark	31.60%	17.33%	8.83%
RAFI™ Fundamental Select Developed ex US 1000 Index	N/A	N/A	N/A
FTSE RAFI™ Developed ex U.S. 1000 Index (Net)	29.69%	16.99%	8.67%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,164,926,678
Holdings Count | Holding	1,135
Advisory Fees Paid, Amount	$ 8,368,119
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,164,926,678
Total number of portfolio holdings	1,135
Total advisory fees paid	$8,368,119
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	3.06%
Shell PLC	2.03%
TotalEnergies SE	1.16%
Toyota Motor Corp.	1.13%
HSBC Holdings PLC	1.13%
Roche Holding AG	0.91%
BP PLC	0.90%
Banco Santander S.A.	0.83%
BHP Group Ltd.	0.80%
SoftBank Group Corp.	0.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	3.06%
Shell PLC	2.03%
TotalEnergies SE	1.16%
Toyota Motor Corp.	1.13%
HSBC Holdings PLC	1.13%
Roche Holding AG	0.91%
BP PLC	0.90%
Banco Santander S.A.	0.83%
BHP Group Ltd.	0.80%
SoftBank Group Corp.	0.72%
* Excluding money market fund holdings, if any.

C000041883 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFI Emerging Markets ETF
Class Name	Invesco RAFI Emerging Markets ETF
Trading Symbol	PXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFI Emerging Markets ETF (the “Fund”), formerly Invesco FTSE RAFI Emerging Markets ETF, for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI Emerging Markets ETF	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Emerging Markets Index experienced positive returns following initial tariff concerns and improving growth prospects. The Fund lagged the MSCI Emerging Markets Index due primarily to security selection within the information technology sector and overweight allocation to the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Emerging Markets 350 Index (the "Index"), and prior to March 24, 2025, the FTSE RAFITM Emerging Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 25.76%, differed from the return of the Custom Invesco RAFI Emerging Markets ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended October 31, 2025), 26.52%, primarily due to fees and expenses incurred by the Fund during the period, as well as negative differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology sector.
Positions | Alibaba Group Holding Ltd., a consumer discretionary company, and Taiwan Semiconductor Manufacturing Co. Ltd., an information technology company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the health care sector.
Positions | Meituan, B Shares, a consumer discretionary company, and JD.com, Inc., ADR, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI Emerging Markets ETF — NAV Return	25.76%	13.02%	9.33%
Custom Invesco RAFI Emerging Markets ETF Benchmark	26.52%	13.98%	10.06%
RAFI™ Fundamental Select Emerging Markets 350 Index	N/A	N/A	N/A
FTSE RAFI™ Emerging Index (Net)	26.39%	13.96%	10.04%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,693,854,503
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 6,552,367
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,693,854,503
Total number of portfolio holdings	445
Total advisory fees paid	$6,552,367
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.26%
Alibaba Group Holding Ltd.	5.28%
Tencent Holdings Ltd.	3.14%
Hon Hai Precision Industry Co. Ltd.	2.99%
China Construction Bank Corp., H Shares	2.90%
Petroleo Brasileiro S.A., Preference Shares	2.86%
Vale S.A.	2.31%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.93%
Industrial & Commercial Bank of China Ltd., H Shares	1.89%
Bank of China Ltd., H Shares	1.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.26%
Alibaba Group Holding Ltd.	5.28%
Tencent Holdings Ltd.	3.14%
Hon Hai Precision Industry Co. Ltd.	2.99%
China Construction Bank Corp., H Shares	2.90%
Petroleo Brasileiro S.A., Preference Shares	2.86%
Vale S.A.	2.31%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.93%
Industrial & Commercial Bank of China Ltd., H Shares	1.89%
Bank of China Ltd., H Shares	1.48%
* Excluding money market fund holdings, if any.

C000041898 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Water ETF
Class Name	Invesco Global Water ETF
Trading Symbol	PIO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Water ETF	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's focus on water, coupled with a lack of exposure to the financials sector created headwinds compared to the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX Global WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that are based on the securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.90%, differed from the return of the Index, 12.34%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-industry Allocations |  Industrial machinery & supplies & components sub-industry, followed by the water utilities sub-industry.
Positions | Ebara Corp., an industrial machinery & supplies & components company, and Cia de Saneamento Basico do Estado de Sao Paulo SABESP, a water utilities company.
What detracted from performance?
Sub-Industry Allocations |  Application software sub-industry, followed by the research & consulting services sub-industry.
Positions | Roper Technologies, Inc., an application software company, and IDEX Corp., an industrial machinery & supplies & components company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Water ETF — NAV Return	11.90%	8.69%	8.77%
Nasdaq OMX Global Water™ Index	12.34%	9.01%	9.00%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 276,023,817
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,994,239
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$276,023,817
Total number of portfolio holdings	39
Total advisory fees paid	$1,994,239
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Pentair PLC	7.88%
Ecolab, Inc.	7.37%
Veolia Environnement S.A.	7.05%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6.76%
Roper Technologies, Inc.	6.75%
Ebara Corp.	5.05%
Waters Corp.	4.61%
Ferguson Enterprises, Inc.	4.28%
Geberit AG	3.98%
Stantec, Inc.	3.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pentair PLC	7.88%
Ecolab, Inc.	7.37%
Veolia Environnement S.A.	7.05%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6.76%
Roper Technologies, Inc.	6.75%
Ebara Corp.	5.05%
Waters Corp.	4.61%
Ferguson Enterprises, Inc.	4.28%
Geberit AG	3.98%
Stantec, Inc.	3.81%
* Excluding money market fund holdings, if any.

C000041899 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Clean Energy ETF
Class Name	Invesco Global Clean Energy ETF
Trading Symbol	PBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Clean Energy ETF	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's focus on clean energy created a tailwind later in the year compared to the MSCI EAFE® Index as clean energy stocks saw a sharp relief rally.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill New Energy Global Innovation Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 34.31%, differed from the return of the Index, 34.24%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-industry Allocations |  Electrical components & equipment sub-industry, followed by the heavy electrical equipment sub-industry.
Positions | Bloom Energy Corp., Class A, a heavy electrical equipment company, and Eos Energy Enterprises, Inc., an electrical components & equipment company.
What detracted from performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the semiconductor materials & equipment sub-industry.
Positions | BYD Co. Ltd., H Shares, an automobile manufacturers company, and Wolfspeed, Inc., a semiconductors company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Clean Energy ETF — NAV Return	34.31%	-4.12%	5.90%
WilderHill New Energy Global Innovation Index	34.24%	-4.09%	5.95%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 94,053,050
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 589,322
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$94,053,050
Total number of portfolio holdings	112
Total advisory fees paid	$589,322
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bloom Energy Corp., Class A	2.16%
Eos Energy Enterprises, Inc.	1.87%
SES AI Corp.	1.74%
Ceres Power Holdings PLC	1.69%
Shoals Technologies Group, Inc., Class A	1.69%
QuantumScape Corp.	1.50%
Teco Electric and Machinery Co. Ltd.	1.49%
Sunrun, Inc.	1.46%
Ballard Power Systems, Inc.	1.43%
Orsted A/S	1.31%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bloom Energy Corp., Class A	2.16%
Eos Energy Enterprises, Inc.	1.87%
SES AI Corp.	1.74%
Ceres Power Holdings PLC	1.69%
Shoals Technologies Group, Inc., Class A	1.69%
QuantumScape Corp.	1.50%
Teco Electric and Machinery Co. Ltd.	1.49%
Sunrun, Inc.	1.46%
Ballard Power Systems, Inc.	1.43%
Orsted A/S	1.31%
* Excluding money market fund holdings, if any.

C000041900 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Quality ETF
Class Name	Invesco S&P International Developed Quality ETF
Trading Symbol	IDHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Quality ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns following initial tariff concerns and more accommodative stance from central banks. The Fund underperformed developing market equities due primarily to specific security exposures in the financials, industrials, and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Quality Developed ex-U.S. LargeMidCap Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 18.60%, differed from the return of the Index, 18.70%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by positive differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials sector.
Positions | ASML Holding N.V., an information technology company, and SK hynix, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the real estate sector.
Positions | Novo Nordisk A/S, a health care company (no longer held at fiscal year-end), and Recruit Holdings Co. Ltd., an industrials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Quality ETF — NAV Return	18.60%	9.43%	8.09%
Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net)	18.70%	9.61%	8.19%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 531,427,069
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 1,227,690
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$531,427,069
Total number of portfolio holdings	190
Total advisory fees paid	$1,227,690
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
ASML Holding N.V.	6.37%
Novartis AG	3.85%
Nestle S.A.	3.64%
AstraZeneca PLC	3.37%
Roche Holding AG	3.05%
SK hynix, Inc.	2.70%
BHP Group Ltd.	2.62%
Unilever PLC	2.54%
LVMH Moet Hennessy Louis Vuitton SE	2.41%
Hitachi Ltd.	2.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ASML Holding N.V.	6.37%
Novartis AG	3.85%
Nestle S.A.	3.64%
AstraZeneca PLC	3.37%
Roche Holding AG	3.05%
SK hynix, Inc.	2.70%
BHP Group Ltd.	2.62%
Unilever PLC	2.54%
LVMH Moet Hennessy Louis Vuitton SE	2.41%
Hitachi Ltd.	2.35%
* Excluding money market fund holdings, if any.

C000053050 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Emerging Markets Sovereign Debt ETF
Class Name	Invesco Emerging Markets Sovereign Debt ETF
Trading Symbol	PCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Sovereign Debt ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market sovereign debt benefited from relatively lower longer term U.S. interest rates and a weaker U.S. dollar. Because the Fund holds the vast majority of its portfolio in emerging market sovereign bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the DBIQ Emerging Markets USD Liquid Balanced Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.23%, differed from the return of the Index, 13.62%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Country Allocations |  Pakistan bonds, followed by El Salvador bonds and Egypt bonds.
Positions | Pakistan Government International Bond, 8.88% coupon, due 4/8/2051, followed by Pakistan Government International Bond, 7.38% coupon, due 4/8/2031.
What detracted from performance?
Country Allocations |  No countries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Sovereign Debt ETF — NAV Return	13.23%	2.02%	3.08%
DBIQ Emerging Markets USD Liquid Balanced Index	13.62%	1.62%	3.24%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
JP Morgan Emerging Market Bond Global Index	12.16%	2.69%	4.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,294,628,302
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 6,228,179
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,294,628,302
Total number of portfolio holdings	98
Total advisory fees paid	$6,228,179
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Pakistan Government International Bond, 8.88%, 04/08/2051	1.61%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.57%
Panama Government International Bond, 7.88%, 03/01/2057	1.11%
Egypt Government International Bond, 8.88%, 05/29/2050	1.09%
Panama Government International Bond, 6.88%, 01/31/2036	1.08%
Panama Government International Bond, 6.40%, 02/14/2035	1.07%
Guatemala Government Bond, 6.88%, 08/15/2055	1.07%
Egypt Government International Bond, 8.75%, 09/30/2051	1.07%
Republic of South Africa Government International Bond, 6.30%, 06/22/2048	1.07%
Guatemala Government Bond, 4.65%, 10/07/2041	1.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Pakistan Government International Bond, 8.88%, 04/08/2051	1.61%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.57%
Panama Government International Bond, 7.88%, 03/01/2057	1.11%
Egypt Government International Bond, 8.88%, 05/29/2050	1.09%
Panama Government International Bond, 6.88%, 01/31/2036	1.08%
Panama Government International Bond, 6.40%, 02/14/2035	1.07%
Guatemala Government Bond, 6.88%, 08/15/2055	1.07%
Egypt Government International Bond, 8.75%, 09/30/2051	1.07%
Republic of South Africa Government International Bond, 6.30%, 06/22/2048	1.07%
Guatemala Government Bond, 4.65%, 10/07/2041	1.07%
* Excluding money market fund holdings, if any.

C000053052 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Corporate Bond ETF
Class Name	Invesco International Corporate Bond ETF
Trading Symbol	PICB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Corporate Bond ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P International Corporate Bond Index® (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.02%, differed from the return of the Index, 8.73%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and industrials sectors, respectively.
Positions | Electricite de France S.A, 6.13% coupon, due 6/2/2034 (no longer held at fiscal year-end), followed by Norway Government Bond, Series 479, 1.75% coupon, due 2/17/2027.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | NTT Finance Corp., Series 18, 0.38% coupon, due 9/20/2030, followed by SW (Finance) I PLC, 7.38% coupon, due 12/12/2041 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Corporate Bond ETF — NAV Return	9.02%	-1.20%	1.01%
S&P International Corporate Bond Index® (Net)	8.73%	-1.29%	0.96%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%
Bloomberg Pan-European Aggregate Index	9.13%	-2.36%	0.44%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 235,172,053
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 780,919
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$235,172,053
Total number of portfolio holdings	551
Total advisory fees paid	$780,919
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.78%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.65%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.62%
Enel Finance International N.V., 5.75%, 09/14/2040	0.61%
Bank of Montreal, 4.31%, 06/01/2027	0.60%
Bank of Montreal, 3.19%, 03/01/2028	0.60%
Royal Bank of Canada, 4.63%, 05/01/2028	0.58%
Bank of Montreal, 4.71%, 12/07/2027	0.58%
Canadian Imperial Bank of Commerce, 4.95%, 06/29/2027	0.52%
Royal Bank of Canada, 4.64%, 01/17/2028	0.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.78%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.65%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.62%
Enel Finance International N.V., 5.75%, 09/14/2040	0.61%
Bank of Montreal, 4.31%, 06/01/2027	0.60%
Bank of Montreal, 3.19%, 03/01/2028	0.60%
Royal Bank of Canada, 4.63%, 05/01/2028	0.58%
Bank of Montreal, 4.71%, 12/07/2027	0.58%
Canadian Imperial Bank of Commerce, 4.95%, 06/29/2027	0.52%
Royal Bank of Canada, 4.64%, 01/17/2028	0.50%
* Excluding money market fund holdings, if any.

C000057374 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Class Name	Invesco Dorsey Wright Developed Markets Momentum ETF
Trading Symbol	PIZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Developed Markets Momentum ETF	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's overweight allocation to the industrials sector created a tailwind compared to the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Developed Markets Tech LeadersTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 34.17%, differed from the return of the Index, 35.08%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | Rheinmetall AG, an industrials company, and Fujikura Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector followed by the communication services sector.
Positions | Metaplanet, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Novo Nordisk A/S, Class B, a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Developed Markets Momentum ETF — NAV Return	34.17%	11.94%	9.17%
Dorsey Wright Developed Markets Tech Leaders™ Index (Net)	35.08%	12.68%	9.89%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 481,255,998
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 2,271,793
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$481,255,998
Total number of portfolio holdings	102
Total advisory fees paid	$2,271,793
Portfolio turnover rate	122%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
HD Hyundai Electric Co. Ltd.	3.33%
Fujikura Ltd.	3.09%
ASML Holding N.V.	3.01%
Technology One Ltd.	2.81%
Belimo Holding AG	2.80%
ABB Ltd.	2.59%
Hanwha Aerospace Co. Ltd.	2.37%
Flughafen Zureich AG	2.16%
Sampo OYJ	1.97%
Rheinmetall AG	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HD Hyundai Electric Co. Ltd.	3.33%
Fujikura Ltd.	3.09%
ASML Holding N.V.	3.01%
Technology One Ltd.	2.81%
Belimo Holding AG	2.80%
ABB Ltd.	2.59%
Hanwha Aerospace Co. Ltd.	2.37%
Flughafen Zureich AG	2.16%
Sampo OYJ	1.97%
Rheinmetall AG	1.97%
* Excluding money market fund holdings, if any.

C000057375 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Class Name	Invesco Dorsey Wright Emerging Markets Momentum ETF
Trading Symbol	PIE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Emerging Markets Momentum ETF	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI Emerging Markets Index saw strong returns. However, the Fund's lower exposure to the information technology and communication services sectors created headwinds compared to the MSCI Emerging Markets Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Emerging Markets Tech LeadersTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 22.14%, differed from the return of the Index, 23.64%, primarily due to fees and expenses incurred by the Fund during the period and by the effect of daily compounding during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary sector.
Positions | Pop Mart International Group Ltd., a consumer discretionary company (no longer held at fiscal year-end), and Gentera S.A.B. de C.V., a financials company.
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the utilities sector.
Positions | Shiny Chemical Industrial Co., Ltd., a materials company (no longer held at fiscal year-end), and Asia Vital Components Co. Ltd., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Emerging Markets Momentum ETF — NAV Return	22.14%	6.64%	6.38%
Dorsey Wright Emerging Markets Tech Leaders™ Index (Net)	23.64%	8.72%	8.14%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 119,262,361
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 945,981
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$119,262,361
Total number of portfolio holdings	105
Total advisory fees paid	$945,981
Portfolio turnover rate	204%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tera Yatirim Menkul Degerler A.S.	4.06%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.13%
Topco Scientific Co. Ltd.	2.99%
Accton Technology Corp.	2.91%
Tisco Financial Group PCL, NVDR	2.56%
Wanguo Gold Group Ltd.	2.32%
Sigurd Microelectronics Corp.	2.13%
Lite-On Technology Corp.	2.12%
Yankey Engineering Co., Ltd.	2.09%
Gentera S.A.B. de C.V.	2.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tera Yatirim Menkul Degerler A.S.	4.06%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.13%
Topco Scientific Co. Ltd.	2.99%
Accton Technology Corp.	2.91%
Tisco Financial Group PCL, NVDR	2.56%
Wanguo Gold Group Ltd.	2.32%
Sigurd Microelectronics Corp.	2.13%
Lite-On Technology Corp.	2.12%
Yankey Engineering Co., Ltd.	2.09%
Gentera S.A.B. de C.V.	2.01%
* Excluding money market fund holdings, if any.

C000106969 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Momentum ETF
Class Name	Invesco S&P International Developed Momentum ETF
Trading Symbol	IDMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Momentum ETF	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns on more accommodative stances from central banks despite a decline in the spring on tariff concerns. The Fund's large average overweight allocation to the financials sector, as well as its security selection results in the industrials and materials sectors, were significant drivers of its relative outperformance versus the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P World Ex-U.S. Momentum Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 34.06%, differed from the return of the Index, 34.35%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Rolls-Royce Holdings PLC, an industrials company, and Rheinmetall AG, an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the real estate sector.
Positions | Novo Nordisk A/S, Class B, a health care company (no longer held at fiscal year-end), and Recruit Holdings Co. Ltd., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Momentum ETF — NAV Return	34.06%	16.27%	10.46%
Blended - Invesco S&P International Developed Momentum ETF Benchmark (Net)	34.35%	16.44%	10.76%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,081,577,978
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 2,182,548
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,081,577,978
Total number of portfolio holdings	184
Total advisory fees paid	$2,182,548
Portfolio turnover rate	105%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Rolls-Royce Holdings PLC	3.54%
HSBC Holdings PLC	3.30%
Shopify, Inc., Class A	2.92%
Banco Santander S.A.	2.70%
Rheinmetall AG	2.61%
Allianz SE	2.54%
Commonwealth Bank of Australia	2.46%
Siemens Energy AG, Class A	2.41%
British American Tobacco PLC	2.19%
UniCredit S.p.A.	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Rolls-Royce Holdings PLC	3.54%
HSBC Holdings PLC	3.30%
Shopify, Inc., Class A	2.92%
Banco Santander S.A.	2.70%
Rheinmetall AG	2.61%
Allianz SE	2.54%
Commonwealth Bank of Australia	2.46%
Siemens Energy AG, Class A	2.41%
British American Tobacco PLC	2.19%
UniCredit S.p.A.	2.11%
* Excluding money market fund holdings, if any.

C000106970 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P International Developed Low Volatility ETF
Class Name	Invesco S&P International Developed Low Volatility ETF
Trading Symbol	IDLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Low Volatility ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index (Net) experienced positive returns on more accommodative stances from central banks despite a decline in the spring on tariff concerns. The Fund's security selection results in the financials, industrials, and communication services sectors were significant drivers of its relative underperformance versus the MSCI EAFE® Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI International Developed Low VolatilityTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 18.43%, differed from the return of the Index, 18.32%, primarily due to positive differences in the tax withholding treatment of dividends between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Singapore Technologies Engineering Ltd., an industrials company (no longer held at fiscal year-end), and Poste Italiane S.p.A., a financials company.
What detracted from performance?
Sector Allocations |  Information technology sector, followed by the materials sector.
Positions | CSL Ltd., a health care company (no longer held at fiscal year-end), and Bunzl PLC, an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Low Volatility ETF — NAV Return	18.43%	7.62%	4.90%
S&P BMI International Developed Low Volatility™ Index (Net)	18.32%	7.67%	4.93%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 324,261,888
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 762,895
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$324,261,888
Total number of portfolio holdings	203
Total advisory fees paid	$762,895
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
HK Electric Investments & HK Electric Investments Ltd.	0.85%
CLP Holdings Ltd.	0.78%
Telstra Group Ltd.	0.74%
ORIX JREIT, Inc.	0.74%
Daiwa House REIT Investment Corp.	0.71%
United Urban Investment Corp.	0.71%
Japan Metropolitan Fund Investment Corp.	0.70%
Advance Residence Investment Corp.	0.68%
Fortis, Inc.	0.67%
Aurizon Holdings Ltd.	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HK Electric Investments & HK Electric Investments Ltd.	0.85%
CLP Holdings Ltd.	0.78%
Telstra Group Ltd.	0.74%
ORIX JREIT, Inc.	0.74%
Daiwa House REIT Investment Corp.	0.71%
United Urban Investment Corp.	0.71%
Japan Metropolitan Fund Investment Corp.	0.70%
Advance Residence Investment Corp.	0.68%
Fortis, Inc.	0.67%
Aurizon Holdings Ltd.	0.66%
* Excluding money market fund holdings, if any.

C000106971 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Momentum ETF
Class Name	Invesco S&P Emerging Markets Momentum ETF
Trading Symbol	EEMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Momentum ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Emerging Markets Index (Net) saw positive returns on improving growth prospects despite a decline in the spring on tariff concerns. The Fund's security selection results in the information technology and consumer discretionary sectors, as well as its average underweight allocation to the information technology sector, were significant drivers of its relative underperformance versus the MSCI Emerging Markets Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Momentum Emerging Plus LargeMidCap Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities of companies that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.45%, differed from the return of the Index, 9.88%, primarily due to the positive differential treatment of foreign capital gains taxes and the fair valuation of foreign securities between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Taiwan Semiconductor Manufacturing Co., Ltd., an information technology company (no longer held at fiscal year-end), and Tencent Holdings Ltd., a communication services company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the communication services sector.
Positions | Meituan, B Shares, a consumer discretionary company (no longer held at fiscal year-end), and Xiaomi Corp., B Shares, an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Momentum ETF — NAV Return	10.45%	4.37%	5.06%
Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net)	9.88%	5.77%	6.55%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 13,396,245
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 36,699
Investment Company Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$13,396,245
Total number of portfolio holdings	232
Total advisory fees paid	$36,699
Portfolio turnover rate	128%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.40%
Xiaomi Corp., B Shares	6.94%
China Construction Bank Corp., H Shares	4.59%
HDFC Bank Ltd.	4.23%
Industrial & Commercial Bank of China Ltd., H Shares	2.58%
Naspers Ltd.	2.38%
Bharti Airtel Ltd.	2.15%
Doosan Enerbility Co. Ltd.	2.02%
Bank of China Ltd., H Shares	1.75%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.40%
Xiaomi Corp., B Shares	6.94%
China Construction Bank Corp., H Shares	4.59%
HDFC Bank Ltd.	4.23%
Industrial & Commercial Bank of China Ltd., H Shares	2.58%
Naspers Ltd.	2.38%
Bharti Airtel Ltd.	2.15%
Doosan Enerbility Co. Ltd.	2.02%
Bank of China Ltd., H Shares	1.75%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.69%
* Excluding money market fund holdings, if any.

C000106972 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Emerging Markets Low Volatility ETF
Class Name	Invesco S&P Emerging Markets Low Volatility ETF
Trading Symbol	EELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Low Volatility ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Emerging Markets Index (Net) saw positive returns on improving growth prospects despite a decline in the spring on tariff concerns. The Fund's large average underweight allocation to the information technology sector and its security selection results within the materials, communication services, and industrials sectors were significant drivers of its relative underperformance versus the MSCI Emerging Markets Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI Emerging Markets Low Volatility IndexTM (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.89%, differed from the return of the Index, 13.55%, primarily due to positive impact from fair valuation of foreign securities, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities sector.
Positions | OTP Bank Nyrt, a financials company, followed by Abu Dhabi Islamic Bank PJSC, a financials company.
What detracted from performance?
Sector Allocations |  Materials sector, followed by the health care sector.
Positions | Grupo Elektra S.A.B. de C.V., a financials company (no longer held at fiscal year-end), and Airports of Thailand PCL NVDR, an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Low Volatility ETF — NAV Return	13.89%	10.59%	5.81%
S&P BMI Emerging Markets Low Volatility Index™ (Net)	13.55%	11.32%	6.52%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 408,683,925
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 1,136,599
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$408,683,925
Total number of portfolio holdings	206
Total advisory fees paid	$1,136,599
Portfolio turnover rate	68%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tisco Financial Group PCL, NVDR	1.10%
Kuwait Finance House K.S.C.P.	0.90%
Saudi Arabian Oil Co.	0.89%
Jarir Marketing Co.	0.84%
Chunghwa Telecom Co. Ltd.	0.84%
IHH Healthcare Bhd.	0.78%
Saudi Telecom Co.	0.74%
AlRayan Bank	0.72%
Malayan Banking Bhd.	0.72%
Hong Leong Bank Bhd.	0.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tisco Financial Group PCL, NVDR	1.10%
Kuwait Finance House K.S.C.P.	0.90%
Saudi Arabian Oil Co.	0.89%
Jarir Marketing Co.	0.84%
Chunghwa Telecom Co. Ltd.	0.84%
IHH Healthcare Bhd.	0.78%
Saudi Telecom Co.	0.74%
AlRayan Bank	0.72%
Malayan Banking Bhd.	0.72%
Hong Leong Bank Bhd.	0.71%
* Excluding money market fund holdings, if any.

C000126877 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global ex-US High Yield Corporate Bond ETF
Class Name	Invesco Global ex-US High Yield Corporate Bond ETF
Trading Symbol	PGHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global ex-US High Yield Corporate Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global high yield bond market benefited from relatively lower longer term interest rates, a weaker U.S. dollar, and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in global high yield bonds outside the United States, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE USD Global High Yield Excluding US Issuers Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.67%, differed from the return of the Index, 7.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the communication services and financials sectors, respectively.
Positions | Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, due 6/30/2031, followed by Connect Finco S.a.r.l./Connect US Finco LLC, 9.00% coupon, due 9/15/2029.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Braskem Netherlands Finance B.V., 4.50% coupon, due 1/31/2030, followed by Braskem Netherlands Finance B.V., 4.50% coupon, due 1/10/2028.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global ex-US High Yield Corporate Bond ETF — NAV Return	7.67%	5.03%	4.49%
Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark	7.80%	5.19%	5.11%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 0-5 Year US High Yield Constrained Index	7.63%	6.60%	5.84%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 183,515,496
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 564,643
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$183,515,496
Total number of portfolio holdings	569
Total advisory fees paid	$564,643
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.45%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	1.09%
Bank of Communications Co. Ltd., 3.80%,	0.68%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.60%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.55%
Vodafone Group PLC, 7.00%, 04/04/2079	0.53%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.52%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.51%
Gol Finance, Inc., 14.38%, 06/06/2030	0.50%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.45%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	1.09%
Bank of Communications Co. Ltd., 3.80%,	0.68%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.60%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.55%
Vodafone Group PLC, 7.00%, 04/04/2079	0.53%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.52%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.51%
Gol Finance, Inc., 14.38%, 06/06/2030	0.50%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.46%
* Excluding money market fund holdings, if any.

C000135815 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International BuyBack AchieversTM ETF
Class Name	Invesco International BuyBack AchieversTM ETF
Trading Symbol	IPKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International BuyBack AchieversTM ETF	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI ACWI ex USA® Index experienced positive returns following initial tariff concerns and more accommodative stance from central banks. The Fund outperformed the MSCI ACWI ex USA® Index due primarily to security selection in the financials, consumer discretionary, and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International BuyBack AchieversTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 31.64%, differed from the return of the Index, 32.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary sector.
Positions | UniCredit S.p.A, a financials company, and Prosus N.V., a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Health care sector followed by the communication services sector.
Positions | Olympus Corp. a health care company (no longer held at fiscal year-end), and JD.com, Inc., A Shares, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International BuyBack AchieversTM ETF — NAV Return	31.64%	15.53%	10.35%
Nasdaq International BuyBack Achievers™ Index (Net)	32.29%	16.17%	10.99%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 401,132,351
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 1,134,915
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$401,132,351
Total number of portfolio holdings	153
Total advisory fees paid	$1,134,915
Portfolio turnover rate	108%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Shell PLC	5.26%
DBS Group Holdings Ltd.	5.22%
HSBC Holdings PLC	4.98%
UniCredit S.p.A.	4.90%
ING Groep N.V.	4.82%
BP PLC	3.93%
Barclays PLC	3.36%
Lloyds Banking Group PLC	3.11%
NatWest Group PLC	2.74%
National Grid PLC	2.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Shell PLC	5.26%
DBS Group Holdings Ltd.	5.22%
HSBC Holdings PLC	4.98%
UniCredit S.p.A.	4.90%
ING Groep N.V.	4.82%
BP PLC	3.93%
Barclays PLC	3.36%
Lloyds Banking Group PLC	3.11%
NatWest Group PLC	2.74%
National Grid PLC	2.61%
* Excluding money market fund holdings, if any.

C000192793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco 0-5 Yr US TIPS ETF
Class Name	Invesco 0-5 Yr US TIPS ETF
Trading Symbol	PBTP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco 0-5 Yr US TIPS ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the U.S. Treasury bond market benefited from relatively lower short-term interest rates. Because the Fund holds the vast majority of its portfolio in U.S. Treasury Inflation-Protected Securities ("TIPS") that have shorter durations, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA 0-5 Year US Inflation-Linked Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.12%, differed from the return of the Index, 6.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 3-4 years, followed by bonds with maturities of 2-3 years.
Positions | U.S. Treasury Inflation-Indexed Note, 1.63% coupon, due 10/15/2029, followed by U.S. Treasury Inflation-Indexed Note, 0.25% coupon, due 7/15/2029.
What detracted from performance?
Duration Allocations |  No durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/22/17)
Invesco 0-5 Yr US TIPS ETF — NAV Return	6.12%	3.74%	3.38%
ICE BofA 0-5 Year US Inflation-Linked Treasury Index	6.16%	3.81%	3.46%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.69%

Performance Inception Date	Sep. 22, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 76,351,273
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 44,029
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$76,351,273
Total number of portfolio holdings	27
Total advisory fees paid	$44,029
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	5.07%
U.S. Treasury Inflation - Indexed Bonds, 1.63%, 04/15/2030	4.74%
U.S. Treasury Inflation - Indexed Bonds, 0.13%, 07/15/2030	4.53%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.49%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.43%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.39%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.35%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.33%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.31%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.30%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	5.07%
U.S. Treasury Inflation - Indexed Bonds, 1.63%, 04/15/2030	4.74%
U.S. Treasury Inflation - Indexed Bonds, 0.13%, 07/15/2030	4.53%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.49%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.43%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.39%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.35%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.33%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.31%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.30%
* Excluding money market fund holdings, if any.

C000197634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Timber ETF
Class Name	Invesco MSCI Global Timber ETF
Trading Symbol	CUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Global Timber ETF	$70	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.76% [1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the timber industry faced significant challenges, including a collapse in lumber prices, a weakening housing market, and additional pressure on Canadian companies from U.S. trade tariffs and duties. The Fund's underperformance relative to the MSCI World Index largely stemmed from an overweight allocation to paper and plastic packaging products companies and materials, paper products and forest products companies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI IMI Timber Select Capped Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -15.75%, differed from the return of the Index, -15.67%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by favorable dividend tax withholding on foreign securities along with the impact of foreign fair valuation.
What contributed to performance?
Sub-industry Allocations |  Metal, glass & plastic containers sub-industry.
Positions | Oji Holdings Corp., a paper products company and Stora Enso OYJ, Class R, a paper products company.
What detracted from performance?
Sub-Industry Allocations |  Paper and plastic packaging products & materials sub-industry, followed by the paper products sub-industry.
Positions | Graphic Packaging Holding Co., a paper & plastic packaging products & materials company and SIG Group AG, a paper & plastic packaging products & materials.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Global Timber ETF — NAV Return	-15.75%	2.53%	3.64%
Blended - MSCI ACWI IMI Timber Select Capped Index (Net)	-15.67%	2.64%	3.70%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
MSCI World Index (Net)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 40,805,461
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 128,890
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$40,805,461
Total number of portfolio holdings	61
Total advisory fees paid	$128,890
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Svenska Cellulosa AB S.C.A., Class B	5.48%
Packaging Corp. of America	5.45%
Avery Dennison Corp.	5.38%
UPM-Kymmene OYJ	5.26%
Amcor PLC	4.93%
Weyerhaeuser Co.	4.78%
Smurfit WestRock PLC	4.62%
Stora Enso OYJ, Class R	4.60%
International Paper Co.	4.43%
Suzano S.A.	4.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Svenska Cellulosa AB S.C.A., Class B	5.48%
Packaging Corp. of America	5.45%
Avery Dennison Corp.	5.38%
UPM-Kymmene OYJ	5.26%
Amcor PLC	4.93%
Weyerhaeuser Co.	4.78%
Smurfit WestRock PLC	4.62%
Stora Enso OYJ, Class R	4.60%
International Paper Co.	4.43%
Suzano S.A.	4.27%
* Excluding money market fund holdings, if any.

C000197635 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Global Water Index ETF
Class Name	Invesco S&P Global Water Index ETF
Trading Symbol	CGW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Global Water Index ETF	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's focus on water, coupled with a lack of exposure to the financials sector created headwinds compared to the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Global Water Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.48%, differed from the return of the Index, 12.87%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Water utilities industry, followed by the machinery and building products industries, respectively.
Positions | Cia de Saneamento Basico do Estado de Sao Paulo SABESP, a water utilities company, and Xylem, Inc., a machinery company.
What detracted from performance?
Industry Allocations |  Commercial services & supplies industry, followed by the electronic equipment instruments & components and metals & mining industries, respectively.
Positions | Advanced Drainage Systems, Inc., a building products company, and American States Water Co., a water utilities company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Global Water Index ETF — NAV Return	12.48%	10.78%	10.28%
S&P Global Water Index (Net)	12.87%	11.02%	10.53%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 984,500,681
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,747,817
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$984,500,681
Total number of portfolio holdings	65
Total advisory fees paid	$4,747,817
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Xylem, Inc.	8.20%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7.96%
American Water Works Co., Inc.	7.33%
United Utilities Group PLC	5.77%
Veralto Corp.	5.73%
Severn Trent PLC	5.15%
Essential Utilities, Inc.	4.31%
Geberit AG	3.90%
Ecolab, Inc.	3.67%
Advanced Drainage Systems, Inc.	3.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Xylem, Inc.	8.20%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7.96%
American Water Works Co., Inc.	7.33%
United Utilities Group PLC	5.77%
Veralto Corp.	5.73%
Severn Trent PLC	5.15%
Essential Utilities, Inc.	4.31%
Geberit AG	3.90%
Ecolab, Inc.	3.67%
Advanced Drainage Systems, Inc.	3.67%
* Excluding money market fund holdings, if any.

C000197644 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco China Technology ETF
Class Name	Invesco China Technology ETF
Trading Symbol	CQQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco China Technology ETF	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI China Index saw strong returns. Negotiations over the summer ultimately led to a reduction in trade tensions, allowing investors to focus on China's strong artificial intelligence ambitions. The Fund's focus on the technology sector allowed for slight outperformance compared to the MSCI China Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE China Incl A 25% Technology Capped Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 35.68%, differed from the return of the Index, 36.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Interactive media & services industry followed by the semiconductors & semiconductor equipment and electronic equipment instruments & components industries, respectively.
Positions | Tencent Holdings Ltd., an interactive media & services company, and Kuaishou Technology, an interactive media & services company.
What detracted from performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the textiles apparel & luxury goods industry.
Positions | Meituan, B Shares, a hotels, restaurants & leisure company, and Shijiazhuang Changshan BeiMing Technology Co. Ltd., a textiles, apparel & luxury goods company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco China Technology ETF — NAV Return	35.68%	-5.16%	5.36%
Blended - FTSE China Incl A 25% Technology Capped Index (Net)	36.48%	-4.51%	6.00%
MSCI China Index (Net)	33.68%	-1.39%	5.43%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,087,144,838
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 7,627,417
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,087,144,838
Total number of portfolio holdings	160
Total advisory fees paid	$7,627,417
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.58%
PDD Holdings, Inc., ADR	9.44%
Meituan, B Shares	8.27%
Baidu, Inc., A Shares	6.98%
Kuaishou Technology	5.62%
Horizon Robotics	3.85%
Bilibili, Inc., Z Shares	3.43%
SenseTime Group, Inc., B Shares	3.21%
Hua Hong Semiconductor Ltd.	2.69%
Sunny Optical Technology Group Co. Ltd.	2.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.58%
PDD Holdings, Inc., ADR	9.44%
Meituan, B Shares	8.27%
Baidu, Inc., A Shares	6.98%
Kuaishou Technology	5.62%
Horizon Robotics	3.85%
Bilibili, Inc., Z Shares	3.43%
SenseTime Group, Inc., B Shares	3.21%
Hua Hong Semiconductor Ltd.	2.69%
Sunny Optical Technology Group Co. Ltd.	2.58%
* Excluding money market fund holdings, if any.

C000226858 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Green Building ETF
Class Name	Invesco MSCI Green Building ETF
Trading Symbol	GBLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Green Building ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Green Building ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Global Green Building Index delivered positive returns, supported by the tendency of green properties to command higher premiums and occupancy rates compared to their non-green counterparts. However, commercial real estate, and to a lesser extent green buildings, continued to face vacancy rates above pre-pandemic levels during the period. The Fund's underperformance relative to the MSCI All Country World IMI Index was largely attributed to an overweight in office real estate investment trusts ("REITs"), exposure to homebuilding, and security selection in healthcare REITs.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Green Building Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.42%, differed from the return of the Index, 9.10%, primarily due to favorable dividend tax withholding on foreign securities along with the impact of foreign fair valuation, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-industry Allocations |  Retail REITs sub-industry, followed by the diversified REITs sub-industry.
Positions | Unibail-Rodamco-Westfield, a retail REITs company and Swiss Prime Site AG, a diversified REITs company.
What detracted from performance?
Sub-Industry Allocations |  Health care REITs, followed by the homebuilding sub-industry.
Positions | Alexandria Real Estate Equities, Inc., a health care REITs company (no longer held at fiscal year-end) and Meritage Homes Corp., a homebuilding company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (4/22/21)
Invesco MSCI Green Building ETF — NAV Return	9.42%	-2.44%
MSCI Global Green Building Index (Net)	9.10%	-2.54%
MSCI All Country World IMI Index (Net)	22.00%	9.55%

Performance Inception Date	Apr. 22, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,435,428
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 23,463
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,435,428
Total number of portfolio holdings	105
Total advisory fees paid	$23,463
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Unibail-Rodamco-Westfield	4.64%
Swiss Prime Site AG	4.22%
BXP, Inc.	3.94%
CapitaLand Integrated Commercial Trust	3.92%
CapitaLand Ascendas REIT	3.13%
Klepierre S.A.	3.03%
Nippon Building Fund, Inc.	2.65%
Vicinity Ltd.	2.37%
Vornado Realty Trust	2.28%
Merlin Properties SOCIMI S.A.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Unibail-Rodamco-Westfield	4.64%
Swiss Prime Site AG	4.22%
BXP, Inc.	3.94%
CapitaLand Integrated Commercial Trust	3.92%
CapitaLand Ascendas REIT	3.13%
Klepierre S.A.	3.03%
Nippon Building Fund, Inc.	2.65%
Vicinity Ltd.	2.37%
Vornado Realty Trust	2.28%
Merlin Properties SOCIMI S.A.	2.27%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved the termination and liquidation of the Fund, with the liquidation payment to shareholders expected to take place on or about February 25, 2026. Investors, who have elected not to sell their shares before market close on February 23, 2026 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 25, 2026.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229461 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Class Name	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Trading Symbol	BLKC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$81	0.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, digital assets experienced a positive market environment. Since many blockchain-related companies are either exposed to digital asset prices directly, or generate revenues from activity in the space, they also benefited from the strong performance of digital assets during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 70.04%, differed from the return of the Index, 68.03%, primarily due to income received from the securities lending program in which the Fund participates, enhanced by the effect of daily compounding during a period of strong performance, which was partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Allocations |  Software industry, followed by the capital markets industry and Bitcoin-focused exchange-traded funds ("ETFs").
Positions | iShares Bitcoin Trust ETF, a Bitcoin-focused ETF, and Bakkt Holdings, Inc., a capital markets company.
What detracted from performance?
Allocations |  Semiconductors & semiconductor equipment industry, followed by the electronic equipment, instruments & components and hotels, restaurants & leisure industries, respectively.
Positions | Digi Power X Inc., a software company (no longer held at fiscal year-end), and Metaplanet, Inc., a hotels, restaurants & leisure company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/7/21)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF — NAV Return	70.04%	12.80%
Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net)	68.03%	12.17%
MSCI ACWI Index (Net)	22.64%	10.42%

Performance Inception Date	Oct. 07, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,587,568
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 25,225
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,587,568
Total number of portfolio holdings	83
Total advisory fees paid	$25,225
Portfolio turnover rate	131%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.60%
Fidelity Wise Origin Bitcoin Fund	2.25%
Grayscale Bitcoin Trust ETF	1.64%
Core Scientific, Inc.	1.48%
Applied Digital Corp.	1.47%
Canaan, Inc., ADR	1.45%
Terawulf, Inc.	1.41%
Advanced Micro Devices, Inc.	1.36%
QUALCOMM, Inc.	1.35%
Hut 8 Corp.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.60%
Fidelity Wise Origin Bitcoin Fund	2.25%
Grayscale Bitcoin Trust ETF	1.64%
Core Scientific, Inc.	1.48%
Applied Digital Corp.	1.47%
Canaan, Inc., ADR	1.45%
Terawulf, Inc.	1.41%
Advanced Micro Devices, Inc.	1.36%
QUALCOMM, Inc.	1.35%
Hut 8 Corp.	1.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved the termination and liquidation of the Fund, with the liquidation payment to shareholders expected to take place on or about February 25, 2026. Investors, who have elected not to sell their shares before market close on February 23, 2026 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 25, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Alerian Galaxy Crypto Economy ETF
Class Name	Invesco Alerian Galaxy Crypto Economy ETF
Trading Symbol	SATO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Crypto Economy ETF	$87	0.60%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, digital assets experienced a positive market environment. Stocks of companies that are materially engaged in the research and development of blockchain technology, cryptocurrency mining, cryptocurrency buying, or cryptocurrency enabling technologies benefited from the strong performance of digital assets during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 89.74%, differed from the return of the Index, 84.42%, primarily due to income received from the securities lending program in which the Fund participates, enhanced by the effect of daily compounding during a period of strong performance, which was partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Software industry, followed by the capital markets and IT services industries, respectively.
Positions | Bakkt Holdings, Inc., a capital markets company and IREN Ltd., a software company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the electronic equipment, instruments & components and commercial services & supplies industries, respectively.
Positions | Digi Power X Inc., a software company (no longer held at fiscal year-end), and The9 Ltd., ADR, a software company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/7/21)
Invesco Alerian Galaxy Crypto Economy ETF — NAV Return	89.74%	8.82%
Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net)	84.42%	7.46%
MSCI ACWI Index (Net)	22.64%	10.42%

Performance Inception Date	Oct. 07, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 13,623,526
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 67,483
Investment Company Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$13,623,526
Total number of portfolio holdings	62
Total advisory fees paid	$67,483
Portfolio turnover rate	164%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.88%
Core Scientific, Inc.	2.41%
Applied Digital Corp.	2.39%
Canaan, Inc., ADR	2.36%
Fidelity Wise Origin Bitcoin Fund	2.33%
Terawulf, Inc.	2.30%
Hut 8 Corp.	2.21%
Bitdeer Technologies Group	2.18%
OSL Group Ltd.	2.11%
Cipher Mining, Inc.	2.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.88%
Core Scientific, Inc.	2.41%
Applied Digital Corp.	2.39%
Canaan, Inc., ADR	2.36%
Fidelity Wise Origin Bitcoin Fund	2.33%
Terawulf, Inc.	2.30%
Hut 8 Corp.	2.21%
Bitdeer Technologies Group	2.18%
OSL Group Ltd.	2.11%
Cipher Mining, Inc.	2.09%
* Excluding money market fund holdings, if any.

C000250890 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Global Climate 500 ETF
Class Name	Invesco MSCI Global Climate 500 ETF
Trading Symbol	KLMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Global Climate 500 ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite a difficult tariff environment, the Fund experienced positive returns while still slightly underperforming the MSCI ACWI Index. The Fund's underperformance was due primarily to security selection in the industrials, real estate, and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that are based on the securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 21.99%, differed from the return of the Index, 21.76%, primarily due to favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Novo Nordisk A/S, Class B, a health care company, and UnitedHealth Group, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/26/24)
Invesco MSCI Global Climate 500 ETF — NAV Return	21.99%	19.20%
MSCI ACWI Select Climate 500 Index	21.76%	19.00%
MSCI ACWI Index (Net)	22.64%	19.86%

Performance Inception Date	Jun. 26, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,402,945,854
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 1,386,829
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,402,945,854
Total number of portfolio holdings	501
Total advisory fees paid	$1,386,829
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.47%
Apple, Inc.	4.51%
Microsoft Corp.	4.07%
Amazon.com, Inc.	2.59%
Alphabet, Inc., Class A	2.05%
Broadcom, Inc.	1.84%
Meta Platforms, Inc., Class A	1.60%
Tesla, Inc.	1.47%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.36%
Alphabet, Inc., Class C	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.47%
Apple, Inc.	4.51%
Microsoft Corp.	4.07%
Amazon.com, Inc.	2.59%
Alphabet, Inc., Class A	2.05%
Broadcom, Inc.	1.84%
Meta Platforms, Inc., Class A	1.60%
Tesla, Inc.	1.47%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.36%
Alphabet, Inc., Class C	1.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective June 2, 2025, the Fund modified its principal investment strategies to reflect certain updates to the Index methodology effective as of such date, specifically that the Index (i) no longer excludes companies in the business of fossil fuel power generation from the Index’s investment universe, and (ii) lowered certain thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Index’s investment universe.

Material Fund Change Strategies [Text Block]
Effective June 2, 2025, the Fund modified its principal investment strategies to reflect certain updates to the Index methodology effective as of such date, specifically that the Index (i) no longer excludes companies in the business of fossil fuel power generation from the Index’s investment universe, and (ii) lowered certain thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Index’s investment universe.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.